Financial Instruments And Risks - Summary of Macroeconomic Assumptions Used To Estimate Expected Credit Losses (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
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Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Percentage Increase Decrease In Gross Domestic Product	5.00%	5.90%
Percentage Increase Decrease In Consumer Price Index	1.20%	2.00%
Percentage Increase Decrease In Money Supply Measure	3.70%	5.20%
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Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Percentage Increase Decrease In Gross Domestic Product	7.50%	6.30%
Percentage Increase Decrease In Consumer Price Index	2.80%	3.00%
Percentage Increase Decrease In Money Supply Measure	7.90%	7.10%